Note 10 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 22, 2016	Aug. 10, 2016	Jan. 27, 2016
Long-term debt	$ 938,447,000	$ 1,058,327,000
Less: Deferred financing costs	(3,004,000)	(3,720,000)
Total long-term debt, net	935,443,000	1,054,607,000
Less: Long-term debt current portion	(182,189,000)	(199,637,000)
Add: Deferred financing costs, current portion	1,228,000	1,360,000
Total long-term debt, non-current, net	754,482,000	856,330,000
Credit Facility [Member]
Long-term debt	361,157,000	406,103,000
Loans Payable [Member]
Long-term debt	577,290,000	652,224,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Long-term debt	18,250,000	22,375,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Long-term debt	42,000,000	54,000,000			$ 66,000,000
Loans Payable [Member] | Costamares Inc. Term Loans [Member]
Long-term debt	28,875,000	50,313,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Long-term debt	170,624,000	178,264,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Long-term debt	110,507,000	115,964,000
Loans Payable [Member] | Costamare Inc. Term Loan 2 [Member]
Long-term debt	43,127,000	53,475,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Long-term debt	34,667,000	36,833,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term debt	101,000,000	109,000,000		$ 116,500,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term debt	$ 28,240,000	$ 32,000,000	$ 37,500,000